Schedule of other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
At June 30, 2026	$ 35,824	$ 13,798	$ 13,600
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	34,820	32,442	28,558
Foreign exchange	(283)	1,237	(95)
Additions	22,588	1,141	3,979
Reclassification
Other intangible assets, Amortization	57,125	34,820	32,442
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	21,022	18,842	4,080
Foreign exchange		270	9
Other intangible assets, Amortization	21,301	21,022	18,842
Amortization	279	360	823
Impairment		1,550	13,930
At June 30, 2026	35,824	13,798	13,600
Customer-related intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	2,672	2,547	2,556
Foreign exchange		125	(9)
Additions
Disposals
Reclassification
Other intangible assets, Amortization	2,672	2,672	2,547
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	2,566	2,181	1,507
Foreign exchange		112	(6)
Other intangible assets, Amortization	2,566	2,566	2,181
Amortization		273	390
Impairment			290
At June 30, 2026	106	106	366
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	1,373	1,339	1,338
Foreign exchange		34	1
Additions	15,200
Disposals
Reclassification
Other intangible assets, Amortization	16,573	1,373	1,339
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	1,353	1,249	624
Foreign exchange		30	(1)
Other intangible assets, Amortization	1,566	1,353	1,249
Amortization	213	74	138
Impairment			488
At June 30, 2026	15,007	20	90
Favorable supply contracts [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	3,976	3,976	3,951
Foreign exchange			25
Additions	7,100
Disposals
Reclassification
Other intangible assets, Amortization	11,076	3,976	3,976
Favorable supply contracts [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	3,976	3,976	1,732
Foreign exchange			19
Other intangible assets, Amortization	4,042	3,976	3,976
Amortization	66		261
Impairment			1,964
At June 30, 2026	7,034
Solar projects [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	12,738	12,691	12,678
Foreign exchange
Additions			13
Disposals
Reclassification		47
Other intangible assets, Amortization	12,738	12,738	12,691
Solar projects [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	12,738	11,188
Foreign exchange
Other intangible assets, Amortization	12,738	12,738	11,188
Amortization
Impairment		1,550	11,188
At June 30, 2026			1,503
Capitalised development expenditure [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	13,905	11,686	7,832
Foreign exchange	(284)	1,078	(112)
Additions	288	1,141	3,966
Disposals
Reclassification
Other intangible assets, Amortization	13,909	13,905	11,686
Capitalised development expenditure [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	233	92	61
Foreign exchange		128	(3)
Other intangible assets, Amortization	233	233	92
Amortization		13	34
Impairment
At June 30, 2026	13,676	13,672	11,594
Other intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	156	203	203
Foreign exchange	1
Additions
Disposals
Reclassification		(47)
Other intangible assets, Amortization	157	156	203
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Other intangible assets, Amortization	156	156	156
Foreign exchange
Other intangible assets, Amortization	156	156	156
Amortization
Impairment
At June 30, 2026	$ 1		$ 47